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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    FORM 13F





  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION

        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER



           Report for the Calendar Year or Quarter Ended June 30, 2001

                                                         -------------





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                (Please read instructions before preparing form.)

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If amended report check here: [_]



Lawrence T. Perera

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Name of Institutional Investment Manager





Hemenway & Barnes         60 State Street          Boston,   MA     02109

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Business Address            (Street)                (City)  (State)  (Zip)



   (617) 227-7940

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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



------------------------------------ATTENTION----------------------------------

                 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS

                          CONSTITUTE FEDERAL CRIMINAL

                                   VIOLATIONS.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

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 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.  It is understood that all required items, statements and schedules are considered integral parts of this

                        Form and that the submission of

  any amendment represents that all unamended items, statements and schedules remain true, correct and

                       complete as previously submitted.



  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
 of August, 2001.





                             ---------------------------------------------
                             Lawrence T. Perera

                             (Name of Institutional Investment Manager)



                             ---------------------------------------------
                             (Manual Signature of Person Duly Authorized

                             to Submit This Report)



Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).



13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.





Name:                      13F File No.:   Name:                       13F File No.:


1.  Lawrence Coolidge      28-252          6. Michael J. Puzo (25)*    28-06165

------------------------   -------------   -------------------------   -------------

2.  John M. Cornish        28-5362         7. Welch & Forbes, Inc.     28-262

------------------------   -------------   -------------------------   -------------

3.  Fiduciary Trust Co.    28-471          8.

------------------------   -------------   -------------------------   -------------

4.  Marion Fremont-Smith   28-2724         9.

------------------------   -------------   -------------------------   -------------

5.  Roy A. Hammer          28-5798         10.

------------------------   -------------   -------------------------   -------------


*  Refers to manager number on attached detail in Item 7.



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                                                                          PAGE 1


AS OF:  JUNE 30, 2001                                    FORM 13F                                  SEC FILE # LAWRENCE T. PERERA

   ITEM 1:                    ITEM 2:                 ITEM 3:       ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:     ITEM 8:
NAME OF ISSUER            TITLE OF CLASS              CUSIP       FAIR MARKET SHARES OR      INVESTMENT   MANAGERS    VOTING
                                                      NUMBER        VALUE     PRINCIPAL      DISCRETION             AUTHORITY
                                                                               AMOUNT      (A)   (B)  (C)         (A)    (B)   (C)
                                                                                                                  SOLE SHARED  NONE

ABBOTT LABS                COMMON STOCK               002824100      1311992   27300                   xx              26500
                                                                                                       xx  4             800
AMERICAN HOME PRODUCTS     COMMON STOCK               026609107       663875   11300                   xx              11300
AMERICAN INTERNATIONAL     COMMON STOCK               026874107      1057850   12491                   xx              11491
 GROUP INC                                                                                             xx  4            1000

AMGEN INC                  COMMON STOCK               031162100       919912   14944                   xx               7844
                                                                                                       xx  25           3200
                                                                                                       xx   4           3900
ANALOG DEVICES, INC.       COMMON STOCK               032654105       471382   10899                   xx               9899
                                                                                                       xx   25          1000
AUTOMATIC DATA PROCESSING  COMMON STOCK               053015103      1522375   30550                   xx              24550
                                                                                                       xx   25          5000
                                                                                                       xx    4          1000
AVERY DENNISON CORP        COMMON STOCK               053611109       463279    9075                   xx               7375
                                                                                                       xx   25          1700
BP AMOCO PLC ADR           COMMON STOCK               055622104      1812420   36320                   xx              29592
                                                                                                       xx   25          5672
                                                                                                       xx    4          1056
BELLSOUTH CORP.            COMMON STOCK               079860102       321073    7973                   xx               7973
BERKSHIRE HATHAWAY INC     CLASS B                    084670207       770500     335                   xx                230
                                                                                                       xx   25           105
BRISTOL-MYERS SQUIBB CO    COMMON STOCK               110122108      2127003   40660                   xx              32210
                                                                                                       xx   25          7700
                                                                                                       xx    4           750
CIGNA CORP                 COMMON STOCK               125509109       268296    2800                   xx               2800
CATERPILLAR INC.           COMMON STOCK               149123101       430430    8600                   xx               8600
CHEVRON CORP               COMMON STOCK               166751107       445260    4920                   xx               4920

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                                                                          PAGE 2


AS OF:  JUNE 30, 2001                                    FORM 13F                                  SEC FILE # LAWRENCE T. PERERA

   ITEM 1:                    ITEM 2:                 ITEM 3:       ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:     ITEM 8:
NAME OF ISSUER            TITLE OF CLASS              CUSIP       FAIR MARKET SHARES OR      INVESTMENT   MANAGERS    VOTING
                                                      NUMBER        VALUE     PRINCIPAL      DISCRETION             AUTHORITY
                                                                               AMOUNT      (A)   (B)  (C)         (A)    (B)   (C)
                                                                                                                  SOLE SHARED  NONE

CHUBB CORPORATION          COMMON STOCK            171232101          348435    4500                   xx               4500
CISCO SYS INC              COMMON STOCK            17275R102          207080   11378                   xx               9578
                                                                                                       xx  25           1800
CITIGROUP INC              COMMON STOCK            172967101          475560    9000                   xx               9000
COCA COLA CO               COMMON STOCK            191216100          451530   10034                   xx              10034
COLGATE PALMOLIVE CO.      COMMON STOCK            194162103          353940    6000                   xx               6000
WALT DISNEY COMPANY        COMMON STOCK            254687106          286011    9900                   xx               5700
                                                                                                       xx  25           4200
E I DU PONT DE NEMOURS &   COMMON STOCK            263534109         1412950   29290                   xx              29290
 CO
EMC CORP                   COMMON STOCK            268648102         1095413   37450                   xx              28550
                                                                                                       xx  25           8900
EMERSON ELECTRIC CO        COMMON STOCK            291011104          996738   16475                   xx              12475
                                                                                                       xx  25           4000
EXXON MOBIL CORP           COMMON STOCK            30231G102         5588032   64037                   xx              59397
                                                                                                       xx  25           4240
                                                                                                       xx   4            400
GENERAL ELECTRIC CO        COMMON STOCK            369604103         6957300  142710                   xx             127460
                                                                                                       xx  25          13500
                                                                                                       xx   4           1750
GENERAL MILLS INC.         COMMON STOCK            370334104          332728    7600                   xx               7600
GILLETTE COMPANY           COMMON STOCK            375766102          258243    8908                   xx               7408
                                                                                                       xx  25           1500
HEWLETT- PACKARD CO        COMMON STOCK            428236103          968830   33850                   xx              23650
                                                                                                       xx  25           8000
                                                                                                       xx   4           2200

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                                                                          PAGE 3


AS OF:  JUNE 30, 2001                                    FORM 13F                                  SEC FILE # LAWRENCE T. PERERA

   ITEM 1:                    ITEM 2:                 ITEM 3:       ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:     ITEM 8:
NAME OF ISSUER            TITLE OF CLASS              CUSIP       FAIR MARKET SHARES OR      INVESTMENT   MANAGERS    VOTING
                                                      NUMBER        VALUE     PRINCIPAL      DISCRETION             AUTHORITY
                                                                               AMOUNT      (A)   (B)  (C)         (A)    (B)   (C)
                                                                                                                  SOLE SHARED  NONE

INTEL CORPORATION          COMMON STOCK            458140100         2440706      83688                 xx              67688
                                                                                                        xx  25          10800
                                                                                                        xx   4           5200
INTL BUSINESS MACHINES     COMMON STOCK            459200101         1267860      11220                 xx              11220
JEFFERSON-PILOT CORP       COMMON STOCK            475070108         1548994      32057                 xx              32057
JOHNSON & JOHNSON          COMMON STOCK            478160104         2458100      49162                 xx              41162
                                                                                                        xx  25           8000
KOPIN CORP                 COMMON STOCK            500600101          519957      43050                 xx              32250
                                                                                                        xx  25           8800
                                                                                                        xx   4           2000
ELI LILLY & CO             COMMON STOCK            532457108          536500       7250                 xx               7250
MARSH & MCLENNAN INC       COMMON STOCK            571748102          282800       2800                 xx  25           2800
MAY DEPT. STORES           COMMON STOCK            577778103          210493       6144                 xx               1920
                                                                                                        xx  25           4224
MCDONALD'S CORP.           COMMON STOCK            580135101          250738       9266                 xx               9266
MERCK & CO INC             COMMON STOCK            589331107         3770311      58852                 xx              47852
                                                                                                        xx  25           9200
                                                                                                        xx   4           1800
MICROSOFT CORP             COMMON STOCK            594918104         1423062      19494                 xx              19494
MINNESOTA MINING & MFG     COMMON STOCK            604059105         1325043      11613                 xx              11113
 CO.                                                                                                    xx  25            500

NEW YORK TIMES CO.         CL A                    650111107        13756386     327533                 xx             327533
PNC BANK CORP              COMMON STOCK            693475105          211975       3222                 xx  25           3222
PEPSICO INC.               COMMON STOCK            713448108          776417      17566                 xx               9566
                                                                                                        xx  25           8000

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                                                                          PAGE 4


AS OF:  JUNE 30, 2001                                    FORM 13F                                  SEC FILE # LAWRENCE T. PERERA

   ITEM 1:                    ITEM 2:                 ITEM 3:       ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:     ITEM 8:
NAME OF ISSUER            TITLE OF CLASS              CUSIP       FAIR MARKET SHARES OR      INVESTMENT   MANAGERS    VOTING
                                                      NUMBER        VALUE     PRINCIPAL      DISCRETION             AUTHORITY
                                                                               AMOUNT      (A)   (B)  (C)         (A)    (B)   (C)
                                                                                                                  SOLE SHARED  NONE

PFIZER INC                 COMMON STOCK            717081103          690943      17252                 xx              17252
PROCTER & GAMBLE CO        COMMON STOCK            742718109         1607951      25203                 xx              25203
QUAKER OATS COMPANY        COMMON STOCK            747402105          328500       3600                 xx  25           3600
ROYAL DUTCH PETROLEUM CO   NY REG SHS PAR N GLDR   780257804          337966       5800                 xx               5800
                           1.25
SBC COMMUNICA-TIONS INC    COMMON STOCK            78387G103          239359       5975                 xx               5975
SCHLUMBERGER LTD           COMMON STOCK            806857108          230261       4334                 xx               3134
                                                                                                        xx  25           1000
                                                                                                        xx   4            200
SEPRACOR INC               COMMON STOCK            817315104          407154      10230                 xx               6230
                                                                                                        xx  25           4000
STATE STREET CORP          COMMON STOCK            857477103          813121      16430                 xx              16430
SYSCO CORP                 COMMON STOCK            871829107          578676      21200                 xx              20000
                                                                                                        xx   4           1200
TECO ENERGY INC            COMMON STOCK            872375100          218502       7164                 xx               7164
UNION PACIFIC CORP         COMMON STOCK            907818108          258077       4700                 xx               2700
                                                                                                        xx  25           2000
UNITED TECHNOLOGIES        COMMON STOCK            913017109          488351       6666                 xx               6666
VERIZON COMMUNICATIONS     COMMON STOCK            92343V104          257389       4811                 xx               4811
 INC.
WELLS FARGO & CO (NEW)     COMMON STOCK            949746101          231268       4981                 xx               4981
ZIONS BANCORP              COMMON STOCK            989701107          295000       5000                 xx               5000
TOTAL:                                                            70,080,297